Average Annual Total Returns{- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - Retail PRO-07 - Fidelity Advisor® Value Strategies Fund	Fidelity Advisor Value Strategies Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Strategies Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	8.25%	9.79%	9.53%	7.87%	7.29%	8.17%	4.88%	7.08%	7.46%	4.96%	9.73%	10.49%